Exhibit 99.1

FIFTH THIRD AUTO TRUST 2015-1

Statement to Securityholders

Determination Date: January 11, 2018

DATES
Collection Period	27
Collection Period Beginning Date	12/01/2017
Collection Period Ending Date	12/31/2017
Payment Date	1/16/2018
LIBOR Determination Date	12/13/2017
LIBOR Rate	1.477%

I. DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-B Notes	0.0%	$0.00	$0.00	$0.00
Class A-3 Notes	46.6%	$136,137,185.81	$13,045,818.60	$123,091,367.21
Class A-4 Notes	100.0%	$75,000,000.00	$0.00	$75,000,000.00

Total Securities	26.4%	$211,137,185.81	$13,045,818.60	$198,091,367.21

Overcollateralization		$37,207,581.43	$0.00	$37,207,581.43
Reserve Account Balance		$1,958,293.76	$0.00	$1,958,293.76

Net Pool Balance	30.0%	$248,344,767.24	$13,045,818.60	$235,298,948.64

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	0.430%	$0.00	$0.00
Class A-2-A Notes	1.020%	$0.00	$0.00
Class A-2-B Notes	2.027%	$0.00	$0.00
Class A-3 Notes	1.420%	$136,137,185.81	$161,095.67
Class A-4 Notes	1.790%	$75,000,000.00	$111,875.00

		$211,137,185.81	$272,970.67

II. AVAILABLE FUNDS

Interest Collections	$810,731.55
Principal Collections (Including Repurchases)	$12,942,209.68
Liquidation Proceeds	$168,617.82
Liquidation Expenses*	($25,826.61)
Investment Earnings (Collections Act. Remitted to servicer)	$10,184.52
Investment Earnings (Reserve Act. Remitted to servicer)	$1,506.70

Total Collections	$13,907,423.66
Reserve Account Draw Amount	$0.00

Total Available Funds	$13,907,423.66

III. DISTRIBUTIONS

	Amount Due	Amount Paid	Shortfall
Servicing Fees	$218,645.19	$218,645.19	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$0.00	$0.00	$0.00
Class A-2-B Notes	$0.00	$0.00	$0.00
Class A-3 Notes	$161,095.67	$161,095.67	$0.00
Class A-4 Notes	$111,875.00	$111,875.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$13,045,818.60	$13,045,818.60	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$369,989.20	$369,989.20	$0.00

	$13,907,423.66	$13,907,423.66	$0.00

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$13,045,818.60

Total	$13,045,818.60

FIFTH THIRD AUTO TRUST 2015-1

Statement to Securityholders

Determination Date: January 11, 2018

IV. POOL INFORMATION

Beginning of Current Period
Pool Balance	$235,298,948.64
Number of Receivables Outstanding	24,895
Weighted Average Contract Rate	3.889%
Weighted Average Remaining Term (mos)	32.48

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,958,293.76
Initial Target Credit Enhancement Overcollateralization Amount	$37,207,581.43
Target Credit Enhancement Overcollateralization Amount	$37,207,581.43
Beginning Period Overcollateralization Amount	$37,207,581.43
Ending Period Overcollateralization Amount	$37,207,581.43

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,958,293.76
Beginning Reserve Account Balance	$1,958,293.76
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,958,293.76

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	($31,258.31)
Realized (Gains) Losses for Collection Period	($12,725.13)
(CHG Off) Recoveries for Collection Period	$52,283.77

Net (Gains) Losses for Collection Period	($65,008.90)
Net Losses as % of Ending Pool Balance	(0.028%)
Net Loss % for 1 Period Prior	0.108%
Net Loss % for 2 Periods Prior	0.031%
Net Loss % for 3 Periods Prior	0.047%

Four-month Average Net Loss %	0.039%

Cumulative Losses (net of recoveries) for All Collection Periods	$3,095,419.00
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.395%

	# of Receivables	Amount
Receivables 30–59 Days Delinquent	259	2,901,043
As % of Ending Pool Balance		1.233%
Receivables 60–89 Days Delinquent	61	681,648
As % of Ending Pool Balance		0.290%
Receivables 90–119 Days Delinquent	32	263,485
As % of Ending Pool Balance		0.112%
Receivables 120–150 Days Delinquent	7	68,574
As % of Ending Pool Balance		0.029%
Receivables 150+ Days Delinquent	11	107,077
As % of Ending Pool Balance		0.046%
Total Repossession	13	110,094
Total Repossessions Life-to-Date	420	6,038,403

Total 30+ Day Delinquencies	370	4,021,828
As % of Ending Pool Balance		1.709%
Total 30+ Day Delinquency % 1 Period Prior		1.478%
Total 30+ Day Delinquency % 2 Periods Prior		1.465%
Total 30+ Day Delinquency % 3 Periods Prior		1.308%
Four-month Average Total 30+ Day Delinquency %		1.490%

*	Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).